Description of Business and Basis of Presentation (Details) - shares	Aug. 07, 2017	Jun. 30, 2017	Dec. 31, 2016
Description of Business and Basis of Presentation (Textual)
Common stock, shares issued		6,255,500	6,255,500
LG Ownership [Member] | Subsequent Events [Member]
Description of Business and Basis of Presentation (Textual)
Acquired issued and outstanding equity percentage	100.00%
Common stock, shares issued	255,500